Document and Entity Information	Jun. 22, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jun. 22, 2026
Entity Registrant Name	WEYCO GROUP, INC.
Entity Incorporation, State or Country Code	WI
Entity File Number	0-9068
Entity Tax Identification Number	39-0702200
Entity Address, Address Line One	333 W. Estabrook Blvd.
Entity Address, City or Town	Glendale
Entity Address State Or Province	WI
Entity Address, Postal Zip Code	53212
City Area Code	414
Local Phone Number	908-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock - $1.00 par value per share
Trading Symbol	WEYS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000106532
Amendment Flag	false